Segment reporting - Schedule of segment reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,346,632	$ 1,275,420
Gross profit	614,449	626,419
Long-lived assets	2,677,974	2,762,134
Domestic
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,285,625	1,240,986
Gross profit	591,908	615,360
Long-lived assets	2,349,338	2,431,662
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	61,007	34,434
Gross profit	22,541	11,059
Long-lived assets	$ 328,636	$ 330,472